Share capital, share premium and other capital reserves - Common shares (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of classes of share capital [line items]
Proceeds from issue of ordinary shares		$ 94,189
Issuance of VUmc common stock (in shares)	491,352	235,664
Shares issued upon exercise of options	22,197
Amount of increase (decrease) in lieu of equity license liability		$ 3,700
Percentage payable in lieu of equity license liability	50.00%
Common share
Disclosure of classes of share capital [line items]
Par value per share	$ 0.14	$ 0.14	$ 0.01
IPO
Disclosure of classes of share capital [line items]
Share issue related cost		$ 11,500
IPO | Common share
Disclosure of classes of share capital [line items]
Number of shares issued and sold		6,700,000
Par value per share		$ 0.14
Issue price		$ 15.00
Proceeds from issue of ordinary shares		$ 89,000
Underwriters discount and commission		7,000
Share issue related cost		$ 4,500
Over-Allotment Option | Common share
Disclosure of classes of share capital [line items]
Number of shares issued and sold		425,712
Issue price		$ 15.00
Proceeds from issue of ordinary shares		$ 5,900
Underwriters discount and commission		$ 400